Long Term Debt - Senior Notes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Apr. 27, 2011
Debt Instrument [Line Items]
Interest expense, including costs related to senior notes	$ 80,747	$ 48,269
Senior Notes [Member]
Debt Instrument [Line Items]
Senior notes interest rate	9.50%
Debt Instrument, Face Amount			500,000
Proceeds from issuance of senior notes		487,500
Interest expense, including costs related to senior notes	$ 24,595	$ 8,312
Noteholders Option [Member]
Debt Instrument [Line Items]
Redemption Price Of Senior Note As Percentage Of Principal Amount	100.00%
Redemption Price From April 27 2014 to April 26 2015 [Member]
Debt Instrument [Line Items]
Redemption Price Of Senior Note As Percentage Of Principal Amount	104.50%
Redemption Price From April 27, 2015 [Member]
Debt Instrument [Line Items]
Redemption Price Of Senior Note As Percentage Of Principal Amount	102.50%